UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668

                       Oppenheimer AMT-Free Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  January 31, 2004 / Unaudited
--------------------------------------------------------------------------------


        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--101.4%
-------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
$          15,000  AL HFA (Pelican)                                              6.550%     03/20/2030       $     15,671
-------------------------------------------------------------------------------------------------------------------------
           15,000  Birmingham, AL Special Care Facilities Financing
                   Authority (Children's Hospital of Alabama)                    5.500      06/01/2022             15,977
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Camden, AL IDB (Weyerhaeuser Company), Series A               6.125      12/01/2024          1,076,020
-------------------------------------------------------------------------------------------------------------------------
           25,000  Hoover, AL Mtg. (Royal Oaks)                                  6.750      10/20/2029             25,512
-------------------------------------------------------------------------------------------------------------------------
           15,000  Montgomery, AL Medical Clinic Board Health Care               7.000      03/01/2015             15,031
-------------------------------------------------------------------------------------------------------------------------
           50,000  Oxford, AL Public Park & Recreation Board                     6.000      12/01/2021             53,801
                                                                                                             ------------
                                                                                                                1,202,012
-------------------------------------------------------------------------------------------------------------------------
ALASKA--1.2%
        2,500,000  AK HFC RITES a                                               16.695 f    06/01/2032          2,737,100
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  AK HFC ROLs a                                                16.600 f    12/01/2033          2,131,720
-------------------------------------------------------------------------------------------------------------------------
           30,000  AK HFC, Series A                                              5.400      12/01/2023             30,464
-------------------------------------------------------------------------------------------------------------------------
           75,000  AK Northern Tobacco Securitization Corp. (TASC)               5.500      06/01/2029             65,947
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Anchorage, AK Water                                           6.000      09/01/2019          1,167,800
-------------------------------------------------------------------------------------------------------------------------
        1,500,000  Anchorage, AK Water                                           6.000      09/01/2024          1,713,960
                                                                                                             ------------
                                                                                                                7,846,991
-------------------------------------------------------------------------------------------------------------------------
 ARIZONA--3.1%
          750,000  AZ West Campus Hsg. (Arizona State University)                6.375      07/01/2022            835,470
-------------------------------------------------------------------------------------------------------------------------
        1,008,950  Central AZ Irrigation & Drain District, Series A              6.000      06/01/2013            984,604
-------------------------------------------------------------------------------------------------------------------------
          125,000  Glendale, AZ IDA (American Graduate School)                   6.000      07/01/2017            126,606
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Maricopa County, AZ IDA
                   (Horizon Community Learning Center)                           6.375      06/01/2030          1,059,120
-------------------------------------------------------------------------------------------------------------------------
        1,500,000  Maricopa County, AZ IDA (Sun King Apartments)                 6.750      11/01/2018          1,294,890
-------------------------------------------------------------------------------------------------------------------------
        1,210,000  Maricopa County, AZ IDA (Sun King Apartments)                 6.750      05/01/2031            972,550
-------------------------------------------------------------------------------------------------------------------------
        1,275,000  Maricopa County, AZ IDA (Villas at Augusta)                   6.400      10/20/2020          1,378,211
-------------------------------------------------------------------------------------------------------------------------
          275,000  Maricopa County, AZ IDA Health Facilities
                   (Catholic Healthcare West)                                    5.625      07/01/2023            281,188
-------------------------------------------------------------------------------------------------------------------------
           70,000  Navajo County, AZ Pollution Control
                   (Arizona Public Service Company)                              5.500      08/15/2028             71,572
-------------------------------------------------------------------------------------------------------------------------
        3,000,000  Peoria, AZ IDA (Sierra Winds)                                 6.375      08/15/2029          2,853,300
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Phoenix, AZ IDA (Summit Apartments)                           6.550      07/20/2037          1,068,750
-------------------------------------------------------------------------------------------------------------------------
           20,000  Phoenix, AZ IDA (Woodstone & Silver Springs)                  6.250      04/01/2023             20,243
-------------------------------------------------------------------------------------------------------------------------
        1,290,000  Pima County, AZ IDA (Arizona Charter School)                  6.750      07/01/2031          1,289,097
-------------------------------------------------------------------------------------------------------------------------
        2,845,000  Pima County, AZ IDA
                   (Phoenix Advantage Charter School)                            5.600      07/01/2023          2,975,529
-------------------------------------------------------------------------------------------------------------------------
        5,000,000  Verrado, AZ Community Facilities District                     6.500      07/15/2027          5,079,150
                                                                                                             ------------
                                                                                                               20,290,280

9 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.0%
$         195,000  Pine Bluff, AR IDA (Colt Industries)                          6.500%     02/15/2009       $    194,770
-------------------------------------------------------------------------------------------------------------------------
          115,000  Pope County, AR Pollution Control
                   (Arkansas Power & Light Company)                              6.300      11/01/2020            115,087
                                                                                                             ------------
                                                                                                                  309,857
-------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--8.7%
        2,220,000  Beaumont, CA Financing Authority, Series B                    5.875      09/01/2023          2,199,487
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  CA CDA (East Valley Tourist)                                 11.000      10/01/2020          2,011,500
-------------------------------------------------------------------------------------------------------------------------
        4,700,000  CA GO RITES a                                                16.020 f    02/01/2025          4,945,622
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  CA Golden State Tobacco Securitization Corp.                  6.625      06/01/2040            971,830
-------------------------------------------------------------------------------------------------------------------------
       19,000,000  CA Golden State Tobacco Securitization Corp. (TASC)           5.500      06/01/2043         18,832,040
-------------------------------------------------------------------------------------------------------------------------
        1,200,000  CA Special Fixed Receipts                                     5.250      02/01/2025          1,215,672
-------------------------------------------------------------------------------------------------------------------------
        9,500,000  CA Statewide CDA (East Campus Apartments)                     5.625      08/01/2034          9,846,560
-------------------------------------------------------------------------------------------------------------------------
        1,500,000  CA Statewide CDA COP
                   (Cedars-Sinai Medical Center) INFLOS a                        9.400 f    11/01/2015          1,562,595
-------------------------------------------------------------------------------------------------------------------------
        4,000,000  Los Angeles, CA Regional Airports Improvement Corp.
                   (Delta Airlines)                                              6.350      11/01/2025          3,473,280
-------------------------------------------------------------------------------------------------------------------------
        1,400,000  Novato, CA Special Tax Community Facilities District No. 1    7.250      08/01/2021          1,457,736
-------------------------------------------------------------------------------------------------------------------------
        3,000,000  Redding, CA Electric System COP Linked SAVRS & RIBS           6.368 v    07/01/2022          3,644,280
-------------------------------------------------------------------------------------------------------------------------
          150,000  San Francisco, CA City & County Redevel. Agency
                   (George R. Moscone Convention Center)                         6.750      07/01/2024            156,224
-------------------------------------------------------------------------------------------------------------------------
        7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise         6.625      03/01/2018          7,051,660
                                                                                                             ------------
                                                                                                               57,368,486
-------------------------------------------------------------------------------------------------------------------------
 COLORADO--1.4%
        4,860,000  Broomfield, CO Village Metropolitan District No. 2            6.250      12/01/2032          4,843,379
-------------------------------------------------------------------------------------------------------------------------
           65,000  CO ECFA (TCA Building Corp.)                                  7.250      12/01/2030             83,026
-------------------------------------------------------------------------------------------------------------------------
           30,000  CO Health Facilities Authority
                   (North Colorado Medical Center)                               6.000      05/15/2020             30,695
-------------------------------------------------------------------------------------------------------------------------
          170,000  CO Health Facilities Authority (Vail Valley Medical Center)   6.600      01/15/2020            175,285
-------------------------------------------------------------------------------------------------------------------------
        2,270,000  CO Health Facilities Authority RITES a                       17.695 f    03/01/2022          2,731,763
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Douglas County, CO School District
                   (Douglas & Elbert Counties)                                   8.000      12/15/2009          1,283,600
                                                                                                             ------------
                                                                                                                9,147,748
-------------------------------------------------------------------------------------------------------------------------
 CONNECTICUT--1.7%
           15,000  CT H&EFA (New Britain General Hospital), Series B             6.000      07/01/2024             15,546
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  CT H&EFA (St. Raphael Hospital)                               6.550      07/01/2005          1,025,600
-------------------------------------------------------------------------------------------------------------------------
           20,000  CT H&EFA (Yale-New Haven Hospital)                            5.700      07/01/2025             21,781
-------------------------------------------------------------------------------------------------------------------------
           20,000  CT HFA, Series B-1                                            5.600      05/15/2019             21,232
-------------------------------------------------------------------------------------------------------------------------
           20,000  CT HFA, Series C-1                                            5.700      11/15/2028             21,012
-------------------------------------------------------------------------------------------------------------------------
        9,900,000  Mashantucket, CT Western Pequot Tribe, Series B               5.750      09/01/2027         10,172,646
                                                                                                             ------------
                                                                                                               11,277,817

10 | OPPENHEIMER AMT-FREE MUNICIPALS

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.4%
 $      2,000,000  District of Columbia Friendship Public Charter School         5.250%     06/01/2033       $  2,018,120
-------------------------------------------------------------------------------------------------------------------------
          500,000  District of Columbia Tobacco Settlement Financing Corp.       6.750      05/15/2040            490,965
                                                                                                             ------------
                                                                                                                2,509,085
-------------------------------------------------------------------------------------------------------------------------
FLORIDA--7.7%
        2,500,000  Capital Trust Agency, FL (American Opportunity)               5.875      06/01/2038          2,361,175
-------------------------------------------------------------------------------------------------------------------------
        1,280,000  Capital Trust Agency, FL (River Bend Apartments)              7.000      10/01/2034          1,233,050
-------------------------------------------------------------------------------------------------------------------------
        1,495,000  Citrus County, FL Hospital Board (Citrus Memorial Hospital)   6.250      08/15/2023          1,542,063
-------------------------------------------------------------------------------------------------------------------------
        2,335,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)          8.000      06/01/2022          2,389,312
-------------------------------------------------------------------------------------------------------------------------
           85,000  Dade County, FL Public Facilities
                   (Jackson Memorial Hospital)                                   5.250      06/01/2023             86,879
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  Double Branch, FL Special Assessment
                   Community Devel. District                                     6.700      05/01/2034          2,122,340
-------------------------------------------------------------------------------------------------------------------------
          250,000  FL Gateway Services Community Devel. District
                   (Sun City Center)                                             6.500      05/01/2033            256,648
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  FL HFA (Multifamily Hsg.), Series C                           6.000      08/01/2011          1,125,370
-------------------------------------------------------------------------------------------------------------------------
          750,000  FL State Board of Education GO                                8.400      06/01/2007            861,495
-------------------------------------------------------------------------------------------------------------------------
           50,000  FL State Board of Education GO, Series C                      5.500      06/01/2021             52,542
-------------------------------------------------------------------------------------------------------------------------
           60,000  FL State University                                           6.000      05/01/2023             61,216
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Heritage Harbour South, FL Community Devel. District          6.500      05/01/2034          1,049,870
-------------------------------------------------------------------------------------------------------------------------
           50,000  Hillsborough County, FL IDA (Tampa Electric Company)          6.250      12/01/2034             52,902
-------------------------------------------------------------------------------------------------------------------------
        1,600,000  Islands at Doral, FL Southwest Community Devel. District      6.375      05/01/2035          1,658,288
-------------------------------------------------------------------------------------------------------------------------
          125,000  Jacksonville, FL Electric Authority (St. Johns River)         5.250      10/01/2021            125,279
-------------------------------------------------------------------------------------------------------------------------
        1,875,000  Jacksonville, FL Electric Authority RITES a                  14.161 f    10/01/2022          1,818,975
-------------------------------------------------------------------------------------------------------------------------
        4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)                  6.750      10/01/2032          4,542,345
-------------------------------------------------------------------------------------------------------------------------
        8,125,000  Oakland, FL Charter School                                    6.950      12/01/2032          8,219,494
-------------------------------------------------------------------------------------------------------------------------
           30,000  Orange County, FL Health Facilities Authority
                   (Orlando Regional Healthcare System)                          6.000      11/01/2024             30,391
-------------------------------------------------------------------------------------------------------------------------
           85,000  Palm Beach County, FL Multifamily (Boynton Apartments)        8.000      01/01/2014             78,549
-------------------------------------------------------------------------------------------------------------------------
           75,000  Pinellas County, FL Health Facilities Authority
                   (Bayfront Obligated Group)                                    5.600      07/01/2023             76,686
-------------------------------------------------------------------------------------------------------------------------
        6,000,000  Reunion East, FL Community Devel. District, Series A          7.375      05/01/2033          6,362,040
-------------------------------------------------------------------------------------------------------------------------
          265,000  Santa Rosa Bay, FL Bridge Authority                           6.250      07/01/2028            275,107
-------------------------------------------------------------------------------------------------------------------------
        3,000,000  St. John's Forest, FL CDD, Series A                           6.125      05/01/2034          3,029,220
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  Sumter Landing, FL Community Devel. District                  6.875      05/01/2023          2,078,740
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  Sumter Landing, FL Community Devel. District                  6.950      05/01/2033          2,074,660
-------------------------------------------------------------------------------------------------------------------------
           10,000  University of FL (University Hsg.)                            5.500      07/01/2023             10,125
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Village Community, FL Devel. District No. 5, Series A         6.100      05/01/2034          1,023,220
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Village Community, FL Devel. District No. 5, Series A         6.500      05/01/2033          1,048,300
-------------------------------------------------------------------------------------------------------------------------
        5,100,000  Volusia County, FL EFA
                   (Emery-Riddle Aeronautical University)                        6.125      10/15/2026          5,164,821
                                                                                                             ------------
                                                                                                               50,811,102

11 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
GEORGIA--2.4%
$       3,000,000  Cobb County, GA Devel. Authority (Boise Cascade Corp.)        7.000%     09/01/2014       $  3,074,550
-------------------------------------------------------------------------------------------------------------------------
        2,815,000  GA Municipal Electric Authority RITES a                      21.685 f    01/01/2017          5,399,395
-------------------------------------------------------------------------------------------------------------------------
          500,000  GA Municipal Electric Authority, Series X                     6.500      01/01/2012            594,800
-------------------------------------------------------------------------------------------------------------------------
           30,000  GA Private Colleges & Universities Authority
                   (Agnes Scott College)                                         5.625      06/01/2023             30,678
-------------------------------------------------------------------------------------------------------------------------
        5,880,000  Savannah, GA EDA (Savannah College of Art and Design)         6.900      10/01/2029          6,369,686
-------------------------------------------------------------------------------------------------------------------------
           30,000  Savannah, GA EDA (University Financing Foundation)            6.750      11/15/2020             33,649
-------------------------------------------------------------------------------------------------------------------------
           60,000  Savannah, GA EDA (University Financing Foundation)            6.750      11/15/2031             66,744
                                                                                                             ------------
                                                                                                               15,569,502
-------------------------------------------------------------------------------------------------------------------------
 HAWAII--1.5%
        5,000,000  HI Airport System RITES a                                    10.519 f    07/01/2020          6,291,150
-------------------------------------------------------------------------------------------------------------------------
        3,700,000  HI Department of Budget & Finance Special Purpose
                   (Kahala Nui)                                                  8.000      11/15/2033          3,704,884
-------------------------------------------------------------------------------------------------------------------------
           90,000  HI Hsg. Finance & Devel. Corp. (Single Family Mtg.),
                   Series B                                                      5.900      07/01/2027             93,389
-------------------------------------------------------------------------------------------------------------------------
           25,000  HI Hsg. Finance & Devel. Corp. (Single Family Mtg.),
                   Series B                                                      5.850      07/01/2017             25,937
                                                                                                             ------------
                                                                                                               10,115,360
-------------------------------------------------------------------------------------------------------------------------
 IDAHO--2.4%
           10,000  ID Hsg. Agency (Multifamily Hsg.)                             6.700      07/01/2024             10,319
-------------------------------------------------------------------------------------------------------------------------
       16,720,000  Nez Perce County, ID Pollution Control (Potlatch Corp.)       6.000      10/01/2024         16,072,100
                                                                                                             ------------
                                                                                                               16,082,419
-------------------------------------------------------------------------------------------------------------------------
 ILLINOIS--5.7%
        9,000,000  Chicago, IL O'Hare International Airport
                   (American Airlines)                                           8.200      12/01/2024          7,470,000
-------------------------------------------------------------------------------------------------------------------------
          125,000  IL DFA Pollution Control
                   (Central Illinois Public Service Company)                     6.375      01/01/2028            125,104
-------------------------------------------------------------------------------------------------------------------------
        1,625,000  IL EFA (Augustana College)                                    5.625      10/01/2022          1,673,718
-------------------------------------------------------------------------------------------------------------------------
        3,000,000  IL EFA (Augustana College)                                    5.700      10/01/2032          3,045,420
-------------------------------------------------------------------------------------------------------------------------
        5,000,000  IL Health Facilities Authority
                   (Covenant Retirement Communities)                             5.625      12/01/2032          5,307,200
-------------------------------------------------------------------------------------------------------------------------
        4,000,000  IL Health Facilities Authority (Lake Forest Hospital)         6.000      07/01/2033          4,280,320
-------------------------------------------------------------------------------------------------------------------------
          615,000  IL Health Facilities Authority
                   (Rush-Presbyterian-St. Luke's Medical Center)                 5.500      11/15/2025            628,801
-------------------------------------------------------------------------------------------------------------------------
           40,000  IL Hsg. Devel. Authority (Multifamily Hsg.)                   7.000      07/01/2017             40,302
-------------------------------------------------------------------------------------------------------------------------
           45,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series 1991-A    8.250      07/01/2016             47,205
-------------------------------------------------------------------------------------------------------------------------
           70,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A         6.125      07/01/2025             71,154
-------------------------------------------------------------------------------------------------------------------------
        2,500,000  IL Metropolitan Pier & Exposition Authority RITES a          15.685 f    12/15/2028          2,798,250
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  Lake County, IL HFC, Series A                                 6.700      11/01/2014          2,003,020
-------------------------------------------------------------------------------------------------------------------------
        7,500,000  Regional Transportation Authority, IL, Series A               7.200      11/01/2020          9,990,300
                                                                                                             ------------
                                                                                                               37,480,794

12 | OPPENHEIMER AMT-FREE MUNICIPALS

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
INDIANA--3.2%
$       5,000,000  Fort Wayne, IN Pollution Control (General Motors Corp.)       6.200%     10/15/2025       $  5,284,100
-------------------------------------------------------------------------------------------------------------------------
           30,000  IN DFA (USX Corp.)                                            6.150      07/15/2022             31,164
-------------------------------------------------------------------------------------------------------------------------
        3,250,000  Indianapolis, IN Local Public Improvement
                   Bond Bank RITES a                                            16.695 f    07/01/2033          3,884,790
-------------------------------------------------------------------------------------------------------------------------
        4,750,000  North Manchester, IN (Estelle Peabody Memorial Home)          7.125      07/01/2022          4,778,690
-------------------------------------------------------------------------------------------------------------------------
          185,000  Petersburg, IN Pollution Control
                   (Indianapolis Power & Light Company)                          6.100      01/01/2016            185,923
-------------------------------------------------------------------------------------------------------------------------
        6,625,000  Petersburg, IN Pollution Control
                   (Indianapolis Power & Light Company)                          6.100      01/01/2016          6,709,601
-------------------------------------------------------------------------------------------------------------------------
          125,000  Petersburg, IN Pollution Control
                   (Indianapolis Power & Light Company)                          6.625      12/01/2024            128,854
-------------------------------------------------------------------------------------------------------------------------
           15,000  Sullivan, IN Pollution Control (Hoosier Energy Corp.)         7.100      04/01/2019             15,214
                                                                                                             ------------
                                                                                                               21,018,336
-------------------------------------------------------------------------------------------------------------------------
 IOWA--0.0%
           30,000  IA Finance Authority (Single Family Mtg.)                     6.450      01/01/2024             30,971
-------------------------------------------------------------------------------------------------------------------------
 KANSAS--0.0%
           45,000  Wamego, KS Pollution Control (Western Resources)              6.000      02/01/2033             45,149
-------------------------------------------------------------------------------------------------------------------------
 KENTUCKY--1.0%
        4,000,000  Ashland, KY Pollution Control (Ashland Oil)                   6.650      08/01/2009          4,096,000
-------------------------------------------------------------------------------------------------------------------------
        2,190,000  Boone County, KY Pollution Control
                   (Dayton Power & Light Company)                                6.500      11/15/2022          2,236,538
-------------------------------------------------------------------------------------------------------------------------
          150,000  Jefferson County, KY Pollution Control
                   (B.F. Goodrich Company)                                       6.200      02/01/2008            153,825
                                                                                                             ------------
                                                                                                                6,486,363
-------------------------------------------------------------------------------------------------------------------------
 LOUISIANA--6.1%
        5,010,000  Calcasieu Parish, LA IDB (Olin Corp.)                         6.625      02/01/2016          5,357,744
-------------------------------------------------------------------------------------------------------------------------
        5,000,000  DeSoto Parish, LA Pollution Control
                   (Southwestern Electric Power Company)                         7.600      01/01/2019          5,151,500
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  LA Local Government EF&CD (Bellemont Apartments)              6.000      09/01/2027            972,910
-------------------------------------------------------------------------------------------------------------------------
        3,500,000  LA Local Government EF&CD (Bellemont Apartments)              6.000      09/01/2035          3,370,500
-------------------------------------------------------------------------------------------------------------------------
          980,000  LA Local Government EF&CD (Bellemont Apartments)              7.500      09/01/2016            968,152
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  LA Local Government EF&CD
                   (Oakleigh Apartments), Series A                               6.375      06/01/2038          1,953,520
-------------------------------------------------------------------------------------------------------------------------
        1,260,000  LA Local Government EF&CD
                   (Oakleigh Apartments), Series A                               7.500      06/01/2038          1,233,981
-------------------------------------------------------------------------------------------------------------------------
        2,100,000  LA Tobacco Settlement Financing Corp. Fixed Receipts          5.875      05/15/2039          1,896,363
-------------------------------------------------------------------------------------------------------------------------
       10,695,000  LA Tobacco Settlement Financing Corp. RITES a                 9.581 f    05/15/2039          8,620,705
-------------------------------------------------------------------------------------------------------------------------
        6,000,000  South LA Port Commission (Kinder Morgan Energy Partners)      7.000      03/01/2023          6,195,600
-------------------------------------------------------------------------------------------------------------------------
        4,250,000  West Feliciana Parish, LA Pollution Control
                   (Gulf States Utilities Company)                               9.000      05/01/2015          4,314,430
                                                                                                             ------------
                                                                                                               40,035,405

13 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MAINE--0.0%
$          25,000  ME H&HEFA (University of New England)                         5.750%     07/01/2023       $     25,567
-------------------------------------------------------------------------------------------------------------------------
 MARYLAND--1.6%
           15,000  Anne Arundel County, MD Mtg. (Regency Club II)                5.750      01/15/2021             15,311
-------------------------------------------------------------------------------------------------------------------------
           55,000  Baltimore County, MD (Kingswood Common IV)                    5.750      09/01/2020             55,959
-------------------------------------------------------------------------------------------------------------------------
           15,000  Baltimore, MD City Hsg. Corp.                                 7.750      10/01/2009             15,039
-------------------------------------------------------------------------------------------------------------------------
           45,000  Baltimore, MD City Hsg. Corp., Series A                       7.250      07/01/2023             46,305
-------------------------------------------------------------------------------------------------------------------------
        5,000,000  MD EDC Student Hsg. (Bowie State University)                  5.375      06/01/2033          4,870,750
-------------------------------------------------------------------------------------------------------------------------
        1,535,000  MD EDC Student Hsg. (Morgan State University)                 6.000      07/01/2022          1,600,744
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  MD EDC Student Hsg. (University of Maryland)                  5.625      10/01/2023          2,031,880
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  MD EDC Student Hsg. (University of Maryland)                  5.750      10/01/2033          2,024,960
-------------------------------------------------------------------------------------------------------------------------
           45,000  MD H&HEFA (James L. Kernan Hospital)                          6.100      07/01/2024             46,853
-------------------------------------------------------------------------------------------------------------------------
           10,000  Prince Georges County, MD Pollution Control
                   (Potomac Electric Power Company)                              6.000      09/01/2022             10,071
                                                                                                             ------------
                                                                                                               10,717,872
-------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS--1.2%
          800,000  MA DFA (Eastern Nazarene College)                             5.625      04/01/2019            651,920
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  MA DFA (Eastern Nazarene College)                             5.625      04/01/2029          1,511,860
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  MA DFA (Pharmacy & Allied Health Sciences)                    5.750      07/01/2033          1,003,290
-------------------------------------------------------------------------------------------------------------------------
          500,000  MA DFA (Western New England College)                          5.875      12/01/2022            507,790
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  MA DFA (Western New England College)                          6.125      12/01/2032          1,027,020
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  MA H&EFA (Mt. Auburn Hospital)                                6.250      08/15/2014          1,045,120
-------------------------------------------------------------------------------------------------------------------------
        1,892,563  MA IFA (Bradford College)                                     5.250      11/01/2018          1,710,403
-------------------------------------------------------------------------------------------------------------------------
           50,000  MA IFA (General Motors Corp.)                                 5.550      04/01/2009             50,076
-------------------------------------------------------------------------------------------------------------------------
          120,000  St. Alfios, MA Hsg. Corp. (Section 8)                         8.200      02/01/2024            124,205
                                                                                                             ------------
                                                                                                                7,631,684
-------------------------------------------------------------------------------------------------------------------------
 MICHIGAN--0.6%
        3,035,000  Detroit, MI GO                                                6.000      04/01/2017          3,539,933
-------------------------------------------------------------------------------------------------------------------------
           70,000  Dickinson County, MI EDC (Champion International Corp.)       5.850      10/01/2018             71,527
-------------------------------------------------------------------------------------------------------------------------
           50,000  MI Hsg. Devel. Authority (Charter Square)                     5.500      01/15/2021             50,935
-------------------------------------------------------------------------------------------------------------------------
           10,000  Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A        6.600      06/01/2022             10,156
                                                                                                             ------------
                                                                                                                3,672,551
-------------------------------------------------------------------------------------------------------------------------
 MINNESOTA--2.8%
        3,000,000  International Falls, MN Environmental Facilities
                   (Boise Cascade Corp.)                                         7.200      10/01/2024          3,085,380
-------------------------------------------------------------------------------------------------------------------------
            5,000  MN HFA (Single Family Mtg.), Series F                         6.300      07/01/2025              5,105
-------------------------------------------------------------------------------------------------------------------------
           40,000  MN HFA (Single Family Mtg.), Series I                         6.250      01/01/2015             40,454
-------------------------------------------------------------------------------------------------------------------------
        7,000,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)        7.000      03/01/2029          6,978,860
-------------------------------------------------------------------------------------------------------------------------
        8,420,000  Washington County, MN Hsg. & Redevel. Authority
                   (Seasons Villas)                                              6.950      12/01/2023          8,591,515
                                                                                                             ------------
                                                                                                               18,701,314


14 | OPPENHEIMER AMT-FREE MUNICIPALS

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.0%
$          55,000  MS BFC (System Energy Resources)                              5.875%     04/01/2022       $     55,202
-------------------------------------------------------------------------------------------------------------------------
 MISSOURI--4.0%
       10,280,678  Hanley/Eager Rd., MO Transportation Devel.
                   District, Series A                                            0.000 z    12/01/2033          2,278,198
-------------------------------------------------------------------------------------------------------------------------
       13,500,000  Hazelwood, MO Transportation Devel. District
                   (370/Missouri Bottom Road/Tausig Road)                        7.200      05/01/2033         13,981,410
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  MO DFB Infrastructure Facilities (Midtown Redevel.)           5.750      04/01/2022          1,120,580
-------------------------------------------------------------------------------------------------------------------------
        9,000,000  St. Joseph, MO IDA (Living Community of St. Joseph)           7.000      08/15/2032          9,002,880
                                                                                                             ------------
                                                                                                               26,383,068
-------------------------------------------------------------------------------------------------------------------------
 NEVADA--2.0%
        6,720,000  Clark County, NV Economic Devel.
                   (Alexander Dawson School at Rainbow Mountain)                 5.375      05/15/2033          6,751,114
-------------------------------------------------------------------------------------------------------------------------
        6,000,000  Las Vegas, NV Paiute Tribe, Series A                          6.625      11/01/2017          6,471,540
                                                                                                             ------------
                                                                                                               13,222,654
-------------------------------------------------------------------------------------------------------------------------
 NEW HAMPSHIRE--1.7%
        1,000,000  NH H&EFA (Catholic Medical Center)                            6.125      07/01/2032          1,023,910
-------------------------------------------------------------------------------------------------------------------------
        1,980,000  NH H&EFA (Portsmouth Christian Academy)                       5.750      07/01/2023          2,072,961
-------------------------------------------------------------------------------------------------------------------------
        6,115,000  NH H&EFA (Portsmouth Christian Academy)                       5.850      07/01/2033          6,388,769
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  NH H&EFA (Southern New Hampshire University)                  5.200      01/01/2024          1,004,810
-------------------------------------------------------------------------------------------------------------------------
           40,000  NH HE&HFA (New Hampshire College)                             6.375      01/01/2027             40,654
-------------------------------------------------------------------------------------------------------------------------
          500,000  NH Turnpike System, Series A                                  6.750      11/01/2011            573,815
                                                                                                             ------------
                                                                                                               11,104,919
-------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--3.9%
           35,000  NJ EFA (Fairleigh Dickinson University), Series C             6.625      07/01/2023             35,890
-------------------------------------------------------------------------------------------------------------------------
        6,770,000  NJ Tobacco Settlement Financing Corp. (TASC)                  6.000      06/01/2037          6,070,659
-------------------------------------------------------------------------------------------------------------------------
        9,800,000  NJ Tobacco Settlement Financing Corp. (TASC)                  6.125      06/01/2042          8,858,318
-------------------------------------------------------------------------------------------------------------------------
        7,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                  6.250      06/01/2043          6,442,660
-------------------------------------------------------------------------------------------------------------------------
        3,250,000  NJ Transit Corp. ROLs, Series 15 a                           11.200 f    09/15/2015          4,465,533
                                                                                                             ------------
                                                                                                               25,873,060
-------------------------------------------------------------------------------------------------------------------------
 NEW MEXICO--2.8%
        7,895,000  Eldorado, NM Area Water & Sanitation District                 6.000      02/01/2023          7,828,761
-------------------------------------------------------------------------------------------------------------------------
           25,000  Farmington, NM Pollution Control
                   (Public Service Company of New Mexico)                        6.300      12/01/2016             26,384
-------------------------------------------------------------------------------------------------------------------------
          280,000  Farmington, NM Pollution Control
                   (Southern California Edison Company)                          5.875      06/01/2023            286,373
-------------------------------------------------------------------------------------------------------------------------
        6,000,000  Lordburg, NM Pollution Control (Phelps Dodge Corp.)           6.500      04/01/2013          6,105,600
-------------------------------------------------------------------------------------------------------------------------
          160,000  NM Hospital Equipment Loan Council
                   (Memorial Medical Center)                                     5.500      06/01/2028            163,546
-------------------------------------------------------------------------------------------------------------------------
        3,000,000  NM Hsg. Authority (Villa Del Oso Apartments)                  6.250      01/01/2031          2,988,180



15 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$       1,290,000  NM Hsg. Authority (Villa Del Oso Apartments)                  7.500%     01/01/2038       $  1,269,631
                                                                                                             ------------
                                                                                                               18,668,475
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK--0.0%
           50,000  NYC GO RIBS                                                  10.371 f    08/27/2015             51,750
-------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA--0.1%
           95,000  Charlotte, NC Mtg. (Tryon Hills Associate)                    5.875      01/01/2025             98,468
-------------------------------------------------------------------------------------------------------------------------
          140,000  NC Eastern Municipal Power Agency, Series B                   5.500      01/01/2017            140,416
-------------------------------------------------------------------------------------------------------------------------
           85,000  NC Eastern Municipal Power Agency, Series B                   5.500      01/01/2021             85,030
-------------------------------------------------------------------------------------------------------------------------
          455,000  NC Eastern Municipal Power Agency, Series B                   5.500      01/01/2021            456,138
-------------------------------------------------------------------------------------------------------------------------
           20,000  NC Eastern Municipal Power Agency, Series B                   6.250      01/01/2023             20,272
-------------------------------------------------------------------------------------------------------------------------
           30,000  NC HFA (Multifamily Hsg.)                                     5.450      09/01/2024             30,398
                                                                                                             ------------
                                                                                                                  830,722
-------------------------------------------------------------------------------------------------------------------------
 OHIO--3.0%
          440,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
                   (Ambleside Apartments)                                        7.000      06/01/2018            470,554
-------------------------------------------------------------------------------------------------------------------------
       12,000,000  Coshocton County, OH Solid Waste Disposal
                   (Stone Container Corp.)                                       7.875      08/01/2013         12,254,640
-------------------------------------------------------------------------------------------------------------------------
        1,500,000  Greene County, OH University Hsg.
                   (Central State University)                                    5.625      09/01/2032          1,549,290
-------------------------------------------------------------------------------------------------------------------------
        2,500,000  Montgomery County, OH Health Care Facilities
                   (Evangelical Retirement Villages)                             6.250      02/01/2022          1,380,475
-------------------------------------------------------------------------------------------------------------------------
           80,000  OH Air Quality Devel. Authority
                   (Dayton Power & Light Company)                                6.400      08/15/2027             81,648
-------------------------------------------------------------------------------------------------------------------------
           25,000  OH Municipal Electric Generation Agency                       5.375      02/15/2024             25,302
-------------------------------------------------------------------------------------------------------------------------
        3,000,000  OH Water Devel. Authority
                   (Cleveland Electric Illuminating Company)                     7.700      08/01/2025          3,262,830
-------------------------------------------------------------------------------------------------------------------------
           10,000  OH Water Devel. Authority
                   (Dayton Power & Light Company)                                6.400      08/15/2027             10,230
-------------------------------------------------------------------------------------------------------------------------
          450,000  Streetsboro, OH City School District GO                       7.125      12/01/2010            532,643
                                                                                                             ------------
                                                                                                               19,567,612
-------------------------------------------------------------------------------------------------------------------------
 OKLAHOMA--0.9%
        6,960,000  Tulsa, OK Municipal Airport Trust (American Airlines)         6.250      06/01/2020          6,090,070
-------------------------------------------------------------------------------------------------------------------------
 OREGON--0.0%
           65,000  OR Hsg. & Community Services (Single Family Mtg.)             6.400      07/01/2018             66,682
-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--4.8%
        8,200,000  Allegheny County, PA HDA
                   (West Penn Allegheny Health System)                           9.250      11/15/2030          8,885,602
-------------------------------------------------------------------------------------------------------------------------
        5,000,000  Beaver County, PA IDA
                   (Cleveland Electric Illuminating Company)                     7.750      07/15/2025          5,424,150
-------------------------------------------------------------------------------------------------------------------------
           25,000  Beaver County, PA IDA (Toledo Edison Company)                 7.750      05/01/2020             27,303


16 | OPPENHEIMER AMT-FREE MUNICIPALS

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$       1,500,000  Chester County, PA H&EFA (Jenners Pond)                       7.750%     07/01/2034       $  1,506,060
-------------------------------------------------------------------------------------------------------------------------
        6,000,000  Cumberland County, PA Municipal Authority
                   (Wesley Affiliated Services)                                  7.250      01/01/2035          5,984,760
-------------------------------------------------------------------------------------------------------------------------
        4,000,000  Northumberland County, PA IDA (NHS Youth Services)            7.750      02/15/2029          3,921,480
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Philadelphia, PA H&HEFA
                   (Centralized Comprehensive Human Services)                    7.250      01/01/2021          1,014,820
-------------------------------------------------------------------------------------------------------------------------
        1,200,000  Philadelphia, PA H&HEFA
                   (Temple University Children's Medical Center)                 5.625      06/15/2019          1,166,376
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Philadelphia, PA IDA (Baptist Home of Philadelphia)           5.500      11/15/2018            942,540
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Philadelphia, PA Redevel. Authority
                   (Beech Student Hsg. Complex), Series A                        5.625      07/01/2023          1,050,650
-------------------------------------------------------------------------------------------------------------------------
        1,500,000  Philadelphia, PA Redevel. Authority
                   (Beech Student Hsg. Complex), Series A                        5.625      07/01/2028          1,552,545
                                                                                                             ------------
                                                                                                               31,476,286
-------------------------------------------------------------------------------------------------------------------------
 RHODE ISLAND--0.4%
        1,000,000  RI H&EBC (Roger Williams University)                          5.500      11/15/2030          1,046,440
-------------------------------------------------------------------------------------------------------------------------
           40,000  RI Hsg. & Mtg. Finance Corp.
                   (Homeownership Opportunity)                                   6.500      04/01/2027             40,660
-------------------------------------------------------------------------------------------------------------------------
        1,500,000  Tiverton, RI Special Obligation Tax
                   (Mount Hope Bay Village)                                      6.875      05/01/2022          1,514,055
                                                                                                             ------------
                                                                                                                2,601,155
-------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA--1.1%
        4,000,000  Greenville County, SC School District
                   (Building Equity Sooner Tomorrow)                             5.875      12/01/2019          4,469,080
-------------------------------------------------------------------------------------------------------------------------
          180,000  Piedmont, SC Municipal Power Agency                           5.750      01/01/2024            180,032
-------------------------------------------------------------------------------------------------------------------------
           35,000  Piedmont, SC Municipal Power Agency                           6.600      01/01/2021             35,319
-------------------------------------------------------------------------------------------------------------------------
        9,000,000  SC Connector 2000 Assoc. Toll Road, Series B                  0.000 z    01/01/2026          2,340,450
                                                                                                             ------------
                                                                                                                7,024,881
-------------------------------------------------------------------------------------------------------------------------
 SOUTH DAKOTA--2.0%
        6,000,000  SD Educational Enhancement Funding Corp.
                   Tobacco Settlement                                            6.500      06/01/2032          5,749,020
-------------------------------------------------------------------------------------------------------------------------
        7,500,000  Sioux Falls, SD Health Facilities (Rummel Memorial Home)      6.750      11/15/2033          7,500,000
                                                                                                             ------------
                                                                                                               13,249,020
-------------------------------------------------------------------------------------------------------------------------
 TENNESSEE--0.9%
        3,500,000  Bradley County, TN IDB (Olin Corp.)                           6.625      11/01/2017          3,769,115
-------------------------------------------------------------------------------------------------------------------------
          100,000  Hamilton County, TN IDB (Park at 58)                          6.700      03/01/2021             87,324
-------------------------------------------------------------------------------------------------------------------------
           40,000  Memphis, TN HE&HF (Multifamily)                               6.450      04/01/2026             40,611
-------------------------------------------------------------------------------------------------------------------------
        1,500,000  Shelby County, TN HE&HF
                   (Cornerstone-Cameron & Stonegate)                             6.000      07/01/2028          1,296,480
-------------------------------------------------------------------------------------------------------------------------
           15,000  Shelby County, TN HE&HF (Harbour Apartments), Series A        6.000      04/15/2018             14,718


17 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$         225,000  Shelby County, TN HE&HF (Harbour Apartments),
                   Series A                                                      6.000%     04/15/2024       $    225,335
-------------------------------------------------------------------------------------------------------------------------
          495,000  Shelby County, TN HE&HF
                   (Tennessee Affordable Hsg. Foundation)                        7.750      03/20/2027            524,121
-------------------------------------------------------------------------------------------------------------------------
           35,000  Shelby County, TN HE&HF (Windsor Apartments),
                   Series A                                                      6.750      10/01/2017             35,400
-------------------------------------------------------------------------------------------------------------------------
          195,000  Springfield, TN HDC (Multifamily Hsg.)                        6.100      07/15/2022            196,363
                                                                                                             ------------
                                                                                                                6,189,467
-------------------------------------------------------------------------------------------------------------------------
 TEXAS--14.6%
        8,250,000  Austin, TX Convention Enterprises (Convention Center)         5.750      01/01/2032          8,723,880
-------------------------------------------------------------------------------------------------------------------------
       10,765,000  Bexar County, TX HFC (American Opportunity Hsg.)              6.750      12/01/2037         10,389,732
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  Bexar County, TX HFC
                   (The Army Retirement Residence Foundation)                    6.300      07/01/2032          1,049,080
-------------------------------------------------------------------------------------------------------------------------
           75,000  Dallas, TX Hsg. (Cedar Glen Apartments)                       7.750      12/01/2009             75,587
-------------------------------------------------------------------------------------------------------------------------
          500,000  Dallas, TX Hsg. Corp. (Section 8)                             7.850      08/01/2013            510,500
-------------------------------------------------------------------------------------------------------------------------
          115,000  El Paso County, TX HFC
                   (American Village Communities), Series A                      6.250      12/01/2020            114,515
-------------------------------------------------------------------------------------------------------------------------
          240,000  El Paso County, TX HFC
                   (El Paso American Hsg. Foundation), Series A                  6.375      12/01/2032            237,941
-------------------------------------------------------------------------------------------------------------------------
          570,000  Garza County, TX Public Facility Corp.                        7.500      10/01/2019            602,285
-------------------------------------------------------------------------------------------------------------------------
           95,000  Harris County, TX IDC (GATX Terminals Corp.)                  6.625      02/01/2024             97,369
-------------------------------------------------------------------------------------------------------------------------
       12,000,000  Harris County, TX IDC (Kinder Morgan Energy Partners)         6.950      02/01/2022         12,331,200
-------------------------------------------------------------------------------------------------------------------------
        3,730,000  Harris County, TX Toll Road RITES a                          17.195 f    08/15/2024          4,827,590
-------------------------------------------------------------------------------------------------------------------------
          165,000  Keller, TX Independent School District GO                     5.400      08/15/2023            175,987
-------------------------------------------------------------------------------------------------------------------------
       20,350,000  Matagorda County, TX Navigation District
                   (Centerpoint Energy)                                          8.000      05/01/2029         22,341,248
-------------------------------------------------------------------------------------------------------------------------
          250,000  Matagorda County, TX Navigation District
                   (Central Power & Light Company)                               6.000      07/01/2028            253,635
-------------------------------------------------------------------------------------------------------------------------
        1,100,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)          7.000      11/15/2010          1,129,667
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)          7.250      11/15/2019          2,047,400
-------------------------------------------------------------------------------------------------------------------------
        3,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)          7.500      11/15/2029          3,079,410
-------------------------------------------------------------------------------------------------------------------------
        1,330,000  Panhandle, TX HFA (Amarillo Affordable Hsg.)                  6.750      03/01/2031          1,368,224
-------------------------------------------------------------------------------------------------------------------------
        1,680,000  Retama, TX Devel. Corp. (Retama Racetrack)                   10.000      12/15/2019          2,737,241
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  Rio Grande Valley, TX HFDC
                   (Golden Palms Rehabilitation Health)                          6.400      08/01/2012          2,027,460
-------------------------------------------------------------------------------------------------------------------------
           45,000  Rio Grande Valley, TX HFDC
                   (Valley Baptist Medical Center)                               6.375      08/01/2022             45,615
-------------------------------------------------------------------------------------------------------------------------
       10,650,000  Sabine River Authority, TX Pollution Control
                   (TXU Energy Company)                                          5.500      05/01/2022         11,473,352
-------------------------------------------------------------------------------------------------------------------------
        4,000,000  Sabine River Authority, TX Pollution Control
                   (TXU Energy Company)                                          6.150      08/01/2022          4,216,760



18 | OPPENHEIMER AMT-FREE MUNICIPALS

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$         750,000  Titis County, TX Fresh Water Supply District
                   (American Electric Power Company)                             8.200%     08/01/2011       $    781,800
-------------------------------------------------------------------------------------------------------------------------
          445,000  TX Affordable Hsg. Corp.
                   (Ashton Place & Woodstock Apartments)                         6.300      08/01/2033            419,515
-------------------------------------------------------------------------------------------------------------------------
          455,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                   6.625      03/01/2020            470,329
-------------------------------------------------------------------------------------------------------------------------
           25,000  Westador, TX Municipal Utility District GO                    6.875      03/01/2009             25,421
-------------------------------------------------------------------------------------------------------------------------
        4,840,000  Wichita County, TX HFDC
                   (Wichita Falls Retirement Foundation)                         6.250      01/01/2028          4,673,940
-------------------------------------------------------------------------------------------------------------------------
           10,000  Wood Glen, TX HFC (Copperwood II), Series C                   7.650      07/01/2023             10,330
                                                                                                             ------------
                                                                                                               96,237,013
-------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--0.3%
        1,500,000  Puerto Rico Municipal Finance Agency RITES a                 10.157 f    08/01/2015          2,020,050
-------------------------------------------------------------------------------------------------------------------------
 UTAH--0.3%
           70,000  Emery County, UT Pollution Control (Pacificorp)               5.650      11/01/2023             71,585
-------------------------------------------------------------------------------------------------------------------------
        2,000,000  Murray City, UT Hospital RITES a                             15.695 f    05/15/2022          2,107,160
                                                                                                             ------------
                                                                                                                2,178,745
-------------------------------------------------------------------------------------------------------------------------
 VERMONT--0.0%
          175,000  VT EDA (Wake Robin Corp.)                                     6.000      03/01/2022            186,260
-------------------------------------------------------------------------------------------------------------------------
          100,000  VT EDA (Wake Robin Corp.)                                     6.300      03/01/2033            106,920
                                                                                                             ------------
                                                                                                                  293,180
-------------------------------------------------------------------------------------------------------------------------
 VIRGINIA--3.4%
        1,170,000  Hopewell, VA IDA (Stone Container Corp.)                      8.250      05/01/2010          1,195,997
-------------------------------------------------------------------------------------------------------------------------
        8,610,000  Hopewell, VA IDA (Stone Container Corp.)                      8.250      06/01/2016          8,802,245
-------------------------------------------------------------------------------------------------------------------------
        3,000,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               0.000 z    08/15/2008          1,761,810
-------------------------------------------------------------------------------------------------------------------------
        3,100,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               0.000 z    08/15/2009          1,619,192
-------------------------------------------------------------------------------------------------------------------------
           35,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               0.000 z    08/15/2015             17,784
-------------------------------------------------------------------------------------------------------------------------
        2,715,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               0.000 z    08/15/2017          1,208,094
-------------------------------------------------------------------------------------------------------------------------
        1,755,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               0.000 z    08/15/2018            733,520
-------------------------------------------------------------------------------------------------------------------------
          740,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               0.000 z    08/15/2020            276,531
-------------------------------------------------------------------------------------------------------------------------
        8,920,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               0.000 z    08/15/2021          3,140,732
-------------------------------------------------------------------------------------------------------------------------
        8,365,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               0.000 z    08/15/2022          2,773,165
-------------------------------------------------------------------------------------------------------------------------
        1,100,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               5.250      08/15/2008          1,057,463



19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                            MARKET VALUE
           AMOUNT                                                               COUPON        MATURITY         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$          25,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                               5.500%     08/15/2028       $     24,800
                                                                                                             ------------
                                                                                                               22,611,333
-------------------------------------------------------------------------------------------------------------------------
 WASHINGTON--1.2%
        2,500,000  King County, WA Sewer RITES a                                16.195 f    01/01/2024          2,924,350
-------------------------------------------------------------------------------------------------------------------------
        3,250,000  Vancouver, WA Downtown Redevel. Authority
                   (Conference Center)                                           6.000      01/01/2034          3,458,423
-------------------------------------------------------------------------------------------------------------------------
        1,350,000  WA Hsg. Finance Commission (Nickerson Area Properties)        5.300      01/01/2028          1,374,489
                                                                                                             ------------
                                                                                                                7,757,262
-------------------------------------------------------------------------------------------------------------------------
 WEST VIRGINIA--0.5%
          350,000  Kanawha County, WV Commercial Devel.
                   (Kroger Company)                                              8.000      10/01/2011            362,775
-------------------------------------------------------------------------------------------------------------------------
        1,540,000  West Liberty State College, WV, Series A                      6.000      06/01/2023          1,559,050
-------------------------------------------------------------------------------------------------------------------------
        1,695,000  West Liberty State College, WV, Series A                      6.125      06/01/2028          1,718,883
                                                                                                             ------------
                                                                                                                3,640,708
-------------------------------------------------------------------------------------------------------------------------
 WISCONSIN--0.6%
          130,000  WI H&EDA, Series A                                            6.850      11/01/2012            130,224
-------------------------------------------------------------------------------------------------------------------------
        1,500,000  WI H&EFA (Hess Memorial Hospital Association)                 7.875      11/01/2022          1,607,640
-------------------------------------------------------------------------------------------------------------------------
        1,075,000  WI H&EFA (WMA, MHCC, MVS Obligated Group)                     5.600      08/15/2023          1,077,720
-------------------------------------------------------------------------------------------------------------------------
        1,000,000  WI H&EFA (WMA, MHCC, MVS Obligated Group)                     5.750      08/15/2026          1,001,790
                                                                                                             ------------
                                                                                                                3,817,374
-------------------------------------------------------------------------------------------------------------------------
 WYOMING--0.0%
           10,000  Weston County, WY Pollution Control (Black Hills Corp.)       6.700      06/01/2010             10,087

-------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $642,797,602)--101.4%                                                      669,397,440
-------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(1.4)                                                                  (9,282,327)
                                                                                                             ------------
 NET ASSETS--100.0%                                                                                          $660,115,113
                                                                                                             ============




FOOTNOTES TO STATEMENT OF INVESTMENTS
a. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
f. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
v. Represents the current interest rate for a variable or increasing rate security.
z. Represents a zero coupon bond.



20 | OPPENHEIMER AMT-FREE MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BFC     Business Finance Corp.
CDA     Communities Development Authority
CDD     Community Development District
COP     Certificates of Participation
DFA     Development Finance Authority
DFB     Development Finance Board
ECFA    Educational and Cultural Facilities Authority
EDA     Economic Development Authority
EDC     Economic Development Corporation
EF&CD   Environmental Facilities & Community Development
EFA     Educational Facilities Authority
GO      General Obligation
H&EBC   Health & Educational Building Corporation
H&EDA   Housing and Economic Development Authority
H&EFA   Health and Educational Facilities Authority
H&HEFA  Hospitals and Higher Education Facilities Authority
HDA     Hospital Development Authority
HDC     Housing Development Corp.
HE&HF   Higher Educational and Housing Facilities
HE&HFA  Higher Education and Health Facilities Authority
HFA     Housing Finance Agency
HFC     Housing Finance Corp.
HFDC    Health Facilities Development Corp.
IDA     Industrial Development Agency
IDB     Industrial Development Board
IDC     Industrial Development Corporation
IFA     Interim Finance Authority
INFLOS  Inverse Floating Rate Securities
MHCC    Masonic Health Care Center
MVS     Masonic Village on the Square
NYC     New York City
RIBS    Residual Interest Bonds
RITES   Residual Interest Tax Exempt Security
ROLs    Residual Option Longs
SAVRS   Select Auction Rate Variable Securities
TASC    Tobacco Settlement Asset-Backed Bonds
WMA     Wisconsin Masonic Home



--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  January 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                      PERCENT
----------------------------------------------------
 AAA                                           12.1%
 AA                                             3.9
 A                                             15.8
 BBB                                           43.1
 BB                                             2.1
 B                                              2.8
 CCC                                            1.1
 CC                                             0.0
 C                                              0.0
 D                                              0.0
 Not Rated                                     19.1
                                              ------
 Total                                        100.0%
                                              ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 JANUARY 31, 2004
--------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $642,797,602)--
 see accompanying statement                                           $669,397,440
-----------------------------------------------------------------------------------
 Cash                                                                    1,008,889
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                               11,898,413
 Investments sold                                                        4,356,640
 Shares of beneficial interest sold                                      1,242,052
 Other                                                                      19,452
                                                                      -------------
 Total assets                                                          687,922,886

-----------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.8125%
 at January 31, 2004)                                                   21,700,000
 Investments purchased                                                   4,303,598
 Shares of beneficial interest redeemed                                  1,004,159
 Dividends                                                                 419,190
 Distribution and service plan fees                                        130,511
 Trustees' compensation                                                    129,697
 Shareholder communications                                                 84,018
 Transfer and shareholder servicing agent fees                              35,704
 Other                                                                         896
                                                                      -------------
 Total liabilities                                                      27,807,773

-----------------------------------------------------------------------------------
 NET ASSETS                                                           $660,115,113
                                                                      =============

-----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                           $     67,962
-----------------------------------------------------------------------------------
 Additional paid-in capital                                            649,031,041
-----------------------------------------------------------------------------------
 Accumulated net investment income                                       3,469,934
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments                          (19,053,662)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                             26,599,838
                                                                      -------------
 NET ASSETS                                                           $660,115,113
                                                                      =============


22 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $576,334,135 and 59,312,117 shares of beneficial interest
 outstanding)                                                             $ 9.72
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                              $10.20
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,668,855 and 5,953,774 shares of beneficial interest
 outstanding)                                                             $ 9.69
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,112,123 and 2,696,090 shares of beneficial interest
 outstanding)                                                             $ 9.69



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 FOR THE SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                         $23,179,888

--------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                    1,715,890
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              651,259
 Class B                                                              300,567
 Class C                                                              123,980
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              199,795
 Class B                                                               21,344
 Class C                                                               10,452
--------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                5,188
 Class B                                                                  554
 Class C                                                                  214
--------------------------------------------------------------------------------
 Interest expense                                                     164,801
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           22,647
--------------------------------------------------------------------------------
 Trustees' compensation                                                17,097
--------------------------------------------------------------------------------
 Other                                                                 33,816
                                                                  --------------
 Total expenses                                                     3,267,604
 Less reduction to custodian expenses                                  (2,261)
 Less waiver of management fees                                       (53,402)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class A                             (7,185)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class B                               (205)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class C                               (134)
                                                                  --------------
 Net expenses                                                       3,204,417

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                             19,975,471

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                                   5,212,237
--------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation) on investments                                     27,771,119

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                  $52,958,827
                                                                  ============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



24 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS              YEAR
                                                                                  ENDED             ENDED
                                                                       JANUARY 31, 2004          JULY 31,
                                                                            (UNAUDITED)              2003
----------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                     $ 19,975,471      $ 37,698,893
----------------------------------------------------------------------------------------------------------
 Net realized gain                                                            5,212,237        12,591,647
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                        27,771,119       (34,457,664)
                                                                           -------------------------------
 Net increase in net assets resulting from operations                        52,958,827        15,832,876

----------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                    (15,373,235)      (31,620,780)
 Class B                                                                     (1,405,230)       (3,245,063)
 Class C                                                                       (578,716)       (1,069,217)

----------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                     (7,975,647)        1,779,720
 Class B                                                                     (8,718,640)       (7,142,459)
 Class C                                                                      1,248,120         3,757,431

----------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                                   20,155,479       (21,707,492)
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                        639,959,634       661,667,126
                                                                           -------------------------------
 End of period (including accumulated net investment
 income of $3,469,934 and $851,644, respectively)                          $660,115,113      $639,959,634
                                                                           ===============================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



 25 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                  JANUARY 31, 2004                                                       JULY 31,
 CLASS A                                               (UNAUDITED)        2003         2002         2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                        $9.19       $9.48        $9.57        $9.35      $10.02       $10.27
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .30         .57          .50          .52         .52          .52
 Net realized and unrealized gain (loss)                       .49        (.32)        (.10)         .22        (.61)        (.25)
                                                          ------------------------------------------------------------------------
 Total from investment operations                              .79         .25          .40          .74        (.09)         .27
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                         (.26)       (.54)        (.49)        (.52)       (.52)        (.52)
 Distributions from net realized gain                           --          --           --           --        (.06)          --
                                                          ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.26)       (.54)        (.49)        (.52)       (.58)        (.52)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $9.72       $9.19        $9.48        $9.57      $ 9.35       $10.02
                                                          ========================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                           8.70%       2.46%        4.39%        8.03%      (0.85)%       2.57%

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $576,334    $553,344     $568,935     $584,325    $482,152     $568,673
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $561,512    $569,881     $568,951     $531,286    $515,007     $587,197
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                        6.24%       5.82%        5.35%        5.38%       5.54%        5.00%
 Total expenses                                               0.90%       0.93%        0.88%        0.85% 3     0.90% 3      0.87% 3
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                           0.88%       0.88% 3      0.85% 3       N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        21%         99%          31%          20%         14%          18%



1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 | OPPENHEIMER AMT-FREE MUNICIPALS

                                                          SIX MONTHS                                                       YEAR
                                                               ENDED                                                      ENDED
                                                    JANUARY 31, 2004                                                   JULY 31,
 CLASS B                                                 (UNAUDITED)        2003       2002          2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                          $9.17       $9.45      $9.55         $9.33     $10.00     $10.25
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .26         .49        .43           .45        .43        .44
 Net realized and unrealized gain (loss)                         .49        (.31)      (.11)          .21       (.60)      (.25)
                                                               -----------------------------------------------------------------
 Total from investment operations                                .75         .18        .32           .66       (.17)       .19
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                           (.23)       (.46)      (.42)         (.44)      (.44)      (.44)
 Distributions from net realized gain                             --          --         --            --       (.06)        --
                                                               -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                (.23)       (.46)      (.42)         (.44)      (.50)      (.44)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $9.69       $9.17      $9.45         $9.55     $ 9.33     $10.00
                                                               =================================================================

--------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                             8.19%       1.80%      3.50%         7.23%     (1.62)%     1.78%

--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                    $57,669     $63,104    $72,241       $76,880    $57,204    $90,022
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $59,620     $67,721    $73,571       $65,563    $70,072    $96,352
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                          5.47%       5.04%      4.58%         4.60%      4.75%      4.22%
 Total expenses                                                 1.67%       1.69%      1.65%         1.62% 3    1.67% 3    1.65% 3
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                             1.65%       1.64% 3    1.62% 3        N/A        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          21%         99%        31%           20%        14%        18%



1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                           YEAR
                                                            ENDED                                                          ENDED
                                                 JANUARY 31, 2004                                                       JULY 31,
 CLASS C                                              (UNAUDITED)       2003         2002         2001          2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                       $9.16      $9.45        $9.55        $9.33        $10.00      $10.25
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .26        .49          .43          .44           .44         .44
 Net realized and unrealized gain (loss)                      .50       (.32)        (.11)         .22          (.61)       (.25)
                                                            -----------------------------------------------------------------------
 Total from investment operations                             .76        .17          .32          .66          (.17)        .19
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                        (.23)      (.46)        (.42)        (.44)         (.44)       (.44)
 Distributions from net realized gain                          --         --           --           --          (.06)         --
                                                            -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                             (.23)      (.46)        (.42)        (.44)         (.50)       (.44)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $9.69      $9.16        $9.45        $9.55        $ 9.33      $10.00
                                                            =======================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                          8.30%      1.67%        3.50%        7.23%        (1.62)%      1.78%

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $26,112    $23,511      $20,491      $17,134       $12,173     $18,621
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $24,620    $22,345      $17,776      $14,506       $14,497     $16,868
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                       5.44%      5.04%        4.57%        4.60%         4.76%       4.22%
 Total expenses                                              1.68%      1.71%        1.65%        1.62% 3       1.67% 3     1.65% 3
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                          1.66%      1.66% 3      1.62% 3       N/A           N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       21%        99%          31%          20%           14%         18%



1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer AMT-Free Municipals (the Fund), formerly Oppenheimer Municipal Bond Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $59,318,498 as of January 31, 2004. Including the effect of leverage, inverse floaters represent 17.11% of the Fund's total assets as of January 31, 2004.



29 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of January 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $21,042,312 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2004 and the year ended July 31, 2003, the Fund used $5,212,237 and $6,676,926, respectively, of carryforward to offset capital gains realized.

 As of July 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ------------------------------
                              2009               $ 8,717,772
                              2010                17,536,777
                                                 -----------
                              Total              $26,254,549
                                                 ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2004, the Fund's projected benefit obligations were increased by $7,022 and payments of $10,506 were made to retired trustees, resulting in an accumulated liability of $113,307 as of January 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

30 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED JANUARY 31, 2004              YEAR ENDED JULY 31, 2003
                                     SHARES                AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                             4,295,958          $ 40,445,724         11,586,716      $ 109,478,974
 Dividends and/or
 distributions reinvested         1,106,744            10,500,741          2,319,533         21,918,195
 Redeemed                        (6,281,065)          (58,922,112)       (13,735,304)      (129,617,449)
                                 -----------------------------------------------------------------------
 Net increase (decrease)           (878,363)         $ (7,975,647)           170,945      $   1,779,720
                                 =======================================================================

 CLASS B
 Sold                               386,522          $  3,640,636          1,338,544      $  12,604,309
 Dividends and/or
 distributions reinvested            87,340               825,539            204,561          1,927,009
 Redeemed                        (1,405,332)          (13,184,815)        (2,301,079)       (21,673,777)
                                 -----------------------------------------------------------------------
 Net decrease                      (931,470)         $ (8,718,640)          (757,974)     $  (7,142,459)
                                 =======================================================================

 CLASS C
 Sold                               419,428          $  3,960,674          1,064,274      $  10,051,076
 Dividends and/or
 distributions reinvested            44,905               425,103             85,145            802,033
 Redeemed                          (333,844)           (3,137,657)          (752,029)        (7,095,678)
                                 -----------------------------------------------------------------------
 Net increase                       130,489          $  1,248,120            397,390      $   3,757,431
                                 =======================================================================


31 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2004, were $127,036,738 and $151,772,629, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. The Manager voluntarily agreed to waive a portion of its advisory fee at an annual rate equal to 0.10% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fifth quintile of the Fund's Lipper peer group. The Manager will voluntarily waive a portion of its advisory fee at an annual rate equal to 0.05% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fourth quintile of the Fund's Lipper peer group. The foregoing waiver may be amended or withdrawn by the Manager at any time. As a result of this agreement the Fund was reimbursed $53,402 for the six months ended January 31, 2004.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $229,629 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


32 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or the asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2004 for Class B and Class C shares was $1,688,013 and $537,337, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B         CLASS C
                         CLASS A      CONTINGENT     CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED       DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES  SALES CHARGES   SALES CHARGES
 SIX MONTHS          RETAINED BY     RETAINED BY    RETAINED BY     RETAINED BY
 ENDED               DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------
 January 31, 2004        $65,207         $10,696       $72,189           $3,031



--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2004 was $59,266,748, which represents 8.98% of the Fund's net assets.


--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to one-third of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at


33 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 6. BANK BORROWINGS Continued
 a rate equal to the Federal Funds Rate plus 0.75%. The rate of the Federal Funds Rate plus 0.625% was effective from August 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $21,700,000 at January 31, 2004 at an interest rate of 1.8125%. For the six months ended January 31, 2004, the average monthly loan balance was $18,146,523 at an average daily interest rate of 1.724%. The Fund had gross borrowings and gross loan repayments of $117,600,000 and $131,000,000, respectively, during the six months ended January 31, 2004. The maximum amount of borrowings outstanding at any month-end was $29,500,000. The Fund paid commitment fees of $2,719 and interest of $161,603 during the six months ended January 31, 2004.


--------------------------------------------------------------------------------
 PORTFOLIO PROXY VOTING
 POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


34 | OPPENHEIMER AMT-FREE MUNICIPALS

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)